Derivative Instruments and Accounting Hedges (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedge instrument
Cash inflows	$ 1,548,639	$ 1,388,127
Net cash flows
Up to 1 month
Hedge instrument
Cash inflows	537	160
Net cash flows
Over 1 month and up to 3 months [Member]
Hedge instrument
Cash inflows	4,031	280
Net cash flows
Over 3 months and up to 12 months [Member]
Hedge instrument
Cash inflows	59,853	186,116
Net cash flows
Over 1 year and up to 3 years [Member]
Hedge instrument
Cash inflows	370,886	213,673
Net cash flows
Over 3 years and up to 5 years [Member]
Hedge instrument
Cash inflows	144,432	246,244
Net cash flows
Over 5 years [Member]
Hedge instrument
Cash inflows	968,900	741,654
Net cash flows
Corporate Bond EUR | Cash flow hedges [member]
Hedge element
Cash outflow	(109,112)	(100,327)
Corporate Bond EUR | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond EUR | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond EUR | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(1,626)	(1,473)
Corporate Bond EUR | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(3,252)	(2,946)
Corporate Bond EUR | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(47,854)	(44,037)
Corporate Bond EUR | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(56,380)	(51,871)
Corporate Bond HKD | Cash flow hedges [member]
Hedge element
Cash outflow	(522,892)	(452,603)
Corporate Bond HKD | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond HKD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond HKD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(15,897)	(13,352)
Corporate Bond HKD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(105,828)	(90,988)
Corporate Bond HKD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(91,271)	(78,369)
Corporate Bond HKD | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(309,896)	(269,894)
Corporate Bond PEN | Cash flow hedges [member]
Hedge element
Cash outflow	(51,797)	(49,230)
Corporate Bond PEN | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond PEN | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(841)	(775)
Corporate Bond PEN | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(841)	(775)
Corporate Bond PEN | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(3,366)	(3,098)
Corporate Bond PEN | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(3,366)	(3,098)
Corporate Bond PEN | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(43,383)	(41,484)
Corporate Bond CHF | Cash flow hedges [member]
Hedge element
Cash outflow	(372,315)	(216,343)
Corporate Bond CHF | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow	(64)
Corporate Bond CHF | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond CHF | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(958)	(829)
Corporate Bond CHF | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(249,008)	(94,332)
Corporate Bond CHF | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(764)	(121,182)
Corporate Bond CHF | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(121,521)
Corporate Bond USD | Cash flow hedges [member]
Hedge element
Cash outflow	(55,332)	(47,715)
Corporate Bond USD | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond USD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond USD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(1,814)	(1,515)
Corporate Bond USD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(3,629)	(3,030)
Corporate Bond USD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(3,629)	(3,030)
Corporate Bond USD | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(46,260)	(40,140)
Obligation USD | Cash flow hedges [member]
Hedge element
Cash outflow	(60,474)	(157,733)
Obligation USD | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow		(202)
Obligation USD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow		(76)
Obligation USD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(427)	(157,455)
Obligation USD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(60,047)
Obligation USD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Obligation USD | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond JPY | Cash flow hedges [member]
Hedge element
Cash outflow	(289,856)	(235,048)
Corporate Bond JPY | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond JPY | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(130)
Corporate Bond JPY | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(39,208)	(2,115)
Corporate Bond JPY | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(4,249)	(38,110)
Corporate Bond JPY | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(4,249)	(3,472)
Corporate Bond JPY | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(242,020)	(191,351)
Corporate Bond AUD | Cash flow hedges [member]
Hedge element
Cash outflow	(294,962)	(231,484)
Corporate Bond AUD | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond AUD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(1,220)	(970)
Corporate Bond AUD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(4,794)	(3,928)
Corporate Bond AUD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(12,024)	(9,796)
Corporate Bond AUD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(12,023)	(9,799)
Corporate Bond AUD | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(264,901)	(206,991)
Corporate Bond NOK | Cash flow hedges [member]
Hedge element
Cash outflow	(93,745)	(82,866)
Corporate Bond NOK | Up to 1 month | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond NOK | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow
Corporate Bond NOK | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(2,646)	(2,275)
Corporate Bond NOK | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(5,292)	(4,550)
Corporate Bond NOK | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(5,292)	(4,550)
Corporate Bond NOK | Over 5 years [Member] | Cash flow hedges [member]
Hedge element
Cash outflow	(80,515)	(71,491)
Cross Currency Swap EUR | Cash flow hedges [member]
Hedge instrument
Cash inflows	109,112	100,327
Cross Currency Swap EUR | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap EUR | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap EUR | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	1,626	1,473
Cross Currency Swap EUR | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	3,252	2,946
Cross Currency Swap EUR | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	47,854	44,037
Cross Currency Swap EUR | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	56,380	51,871
Cross Currency Swap HKD | Cash flow hedges [member]
Hedge instrument
Cash inflows	522,892	452,603
Cross Currency Swap HKD | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap HKD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap HKD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	15,897	13,352
Cross Currency Swap HKD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	105,828	90,988
Cross Currency Swap HKD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	91,271	78,369
Cross Currency Swap HKD | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	309,896	269,894
Cross Currency Swap PEN | Cash flow hedges [member]
Hedge instrument
Cash inflows	51,797	49,230
Cross Currency Swap PEN | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap PEN | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	841	775
Cross Currency Swap PEN | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	841	775
Cross Currency Swap PEN | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	3,366	3,098
Cross Currency Swap PEN | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	3,366	3,098
Cross Currency Swap PEN | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	43,383	41,484
Cross Currency Swap CHF | Cash flow hedges [member]
Hedge instrument
Cash inflows	372,315	216,343
Cross Currency Swap CHF | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows	64
Cross Currency Swap CHF | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap CHF | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	958	829
Cross Currency Swap CHF | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	249,008	94,332
Cross Currency Swap CHF | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	764	121,182
Cross Currency Swap CHF | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	121,521
Cross Currency Swap USD | Cash flow hedges [member]
Hedge instrument
Cash inflows	55,332	47,715
Cross Currency Swap USD | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap USD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap USD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	1,814	1,515
Cross Currency Swap USD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	3,629	3,030
Cross Currency Swap USD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	3,629	3,030
Cross Currency Swap USD | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	46,260	40,140
Cross Currency Swap USD | Cash flow hedges [member]
Hedge instrument
Cash inflows	60,474	157,733
Cross Currency Swap USD | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows		202
Cross Currency Swap USD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows		76
Cross Currency Swap USD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	427	157,455
Cross Currency Swap USD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	60,047
Cross Currency Swap USD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap USD | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap JPY | Cash flow hedges [member]
Hedge instrument
Cash inflows	289,856	235,048
Cross Currency Swap JPY | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap JPY | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	130
Cross Currency Swap JPY | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	39,208	2,115
Cross Currency Swap JPY | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	4,249	38,110
Cross Currency Swap JPY | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	4,249	3,472
Cross Currency Swap JPY | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	242,020	191,351
Cross Currency Swap AUD | Cash flow hedges [member]
Hedge instrument
Cash inflows	294,962	231,484
Cross Currency Swap AUD | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap AUD | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	1,220	970
Cross Currency Swap AUD | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	4,794	3,928
Cross Currency Swap AUD | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	12,024	9,796
Cross Currency Swap AUD | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	12,023	9,799
Cross Currency Swap AUD | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	264,901	206,991
Cross Currency Swap NOK | Cash flow hedges [member]
Hedge instrument
Cash inflows	93,745	82,866
Cross Currency Swap NOK | Up to 1 month | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap NOK | Over 1 month and up to 3 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows
Cross Currency Swap NOK | Over 3 months and up to 12 months [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	2,646	2,275
Cross Currency Swap NOK | Over 1 year and up to 3 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	5,292	4,550
Cross Currency Swap NOK | Over 3 years and up to 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	5,292	4,550
Cross Currency Swap NOK | Over 5 years [Member] | Cash flow hedges [member]
Hedge instrument
Cash inflows	$ 80,515	$ 71,491